Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Outstanding Amount of Debt

The outstanding amount of debt as of June 30, 2023, matures by year as follows:

Year	Amount
For the remaining six months ended December 31, 2023	515,152
2024	1,066,714
2025	1,120,272
2026	700,256
2027	62,304
3,464,698
The outstanding amount of debt as of December 31, 2022 matures by year as follows:
Year	Amount
2023	$1,018,918
2024	1,066,808
2025	1,119,689
2026	700,256
2027	62,304
Total	$3,967,975

Schedule of Debt

A summary of the debt agreements is noted below:

June 30, 2023

Note Payable – Bank, $2,000,000 principle, secured by assets of SportsHub	$1,071,007
Note Payable – Bank, $3,250,000 principle, secured by assets of FCAC	2,393,691
3,464,698
Less unamortized debt issuance costs	13,527
Less current portion	1,042,436
Long-term debt	$2,408,735